Financial Information About Segments - Information About Results of Operations for Each Segment (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Technology Development revenue	$ 2,858,000	$ 3,130,000	$ 2,807,000	$ 2,627,000	$ 3,598,000	$ 3,691,000	$ 3,895,000	$ 3,943,000	$ 11,421,868	$ 15,126,834
Products and Licensing revenue	1,841,000	1,569,000	2,024,000	1,478,000	1,986,000	2,021,000	1,993,000	2,338,000	6,911,707	8,338,967
Total revenue	4,699,000	4,699,000	4,831,000	4,105,000	5,584,000	5,712,000	5,888,000	6,281,000	18,333,575	23,465,801
Operating income (loss)	(2,753,000)	(1,302,000)	(1,739,000)	(2,241,000)	(1,322,000)	(1,020,000)	(922,000)	(867,000)	(8,035,310)	(4,130,077)
Depreciation									500,000	800,000
Amortization									400,000	300,000
Technology Development
Segment Reporting Information [Line Items]
Operating income (loss)									(3,169,605)	(1,703,370)
Depreciation									286,894	499,439
Amortization									197,765	212,790
Products and Licensing
Segment Reporting Information [Line Items]
Operating income (loss)									(4,865,705)	(2,426,707)
Depreciation									266,862	266,327
Amortization									$ 183,956	$ 113,471